Revenue (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The table below presents revenues by segment, market or product line for the three and nine months ended December 31, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$35.0	$100.1	$91.1	$194.2
Home Entertainment
Digital Media	145.7	155.5	400.3	495.3
Packaged Media	16.0	21.0	37.8	63.0

Total Home Entertainment	161.7	176.5	438.1	558.3
Television	38.3	65.3	235.0	214.5
International	68.3	94.7	284.3	255.3
Other	5.9	6.6	14.8	23.3

Total Motion Picture revenues (1)	309.2	443.2	1,063.3	1,245.6

Television Production
Television	259.9	182.3	733.1	554.2
International	59.3	32.1	144.8	137.7
Home Entertainment
Digital Media	55.5	17.4	108.7	113.4
Packaged Media	1.7	0.3	3.0	1.0

Total Home Entertainment	57.2	17.7	111.7	114.4
Other	28.2	16.3	72.9	54.4

Total Television Production revenues (2)	404.6	248.4	1,062.5	860.7

Total revenues	$713.8	$691.6	$2,125.8	$2,106.3

(1)	Total Motion Picture revenues for the three months ended December 31, 2024 and 2023 includes $9.9 million and $36.6 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business. Total Motion Picture revenues for the nine months ended December 31, 2024 and 2023 includes $146.2 million and $113.7 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the three months ended
December 31
, 2024 and 2023 includes $77.9 million and $97.1 million, respectively, of revenues from licensing Television Production segment product to the Starz Business. Total Television Production revenues for the nine

months ended
December 31
, 2024 and 2023 includes $267.3 million and $308.4 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

The Company disaggregates its revenues from contracts with customers by category: Home Video and Digital, Broadcast and Licensing and Production and Other. Information by major revenue stream and a reconciliation to reported amounts for the nine months ended October 1, 2023 and September 25, 2022 are as follows:

(In thousands)	2023	2022
Home Video, Digital and Theatrical	$18,873	$19,766
Broadcast and Licensing	138,208	129,528
Production and Other	262,244	368,880

Total revenues	$419,325	$518,174

The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues (1)	1,656.3	1,323.7	1,185.3
Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues (2)	1,330.1	1,760.1	1,531.0

Total revenues	$2,986.4	$3,083.8	$2,716.3

(1)
Total Motion Picture revenues for the years ended March 31, 2024, 2023 and 2022, includes $128.2 million, $44.2 million, and $38.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2024, 2023 and 2022, includes $417.7 million, $731.3 million, and $610.2 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at
December 31
, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$618.4	$783.7	$184.9	$139.0	$1,726.0

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,180.1	$486.3	$48.5	$51.0	$1,765.9

Accounts Receivable, Provision for Doubtful Accounts
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	December 31, 2024
	(Amounts in millions)
Provision for doubtful accounts	$6.4	$(0.9)	$2.5	$(1.0)	$7.0

Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$8.7	$(0.3)	$1.3	$(3.3)	$6.4

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the three and nine months ended December 31, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$35.0	$100.1	$91.1	$194.2
Home Entertainment
Digital Media	145.7	155.5	400.3	495.3
Packaged Media	16.0	21.0	37.8	63.0

Total Home Entertainment	161.7	176.5	438.1	558.3
Television	38.3	65.3	235.0	214.5
International	68.3	94.7	284.3	255.3
Other	5.9	6.6	14.8	23.3

Total Motion Picture revenues	309.2	443.2	1,063.3	1,245.6
Television Production
Television	259.9	182.3	733.1	554.2
International	59.3	32.1	144.8	137.7
Home Entertainment
Digital Media	55.5	17.4	108.7	113.4
Packaged Media	1.7	0.3	3.0	1.0

Total Home Entertainment	57.2	17.7	111.7	114.4
Other	28.2	16.3	72.9	54.4

Total Television Production revenues	404.6	248.4	1,062.5	860.7
Media Networks - Programming Revenues
Domestic (1)	341.9	346.9	1,030.1	1,032.6
International	2.6	70.3	11.4	182.3

	344.5	417.2	1,041.5	1,214.9
Intersegment eliminations	(87.8)	(133.7)	(413.5)	(422.1)

Total revenues	$970.5	$975.1	$2,753.8	$2,899.1

(1)
During the quarter ended June 30, 2024, the Company changed the presentation of Media Networks programming revenues to reflect revenues from Canada in the “Domestic” line item above in order to be consistent with how management is now reviewing the Media Networks segment. Revenues from Canada of $4.2 million and $12.7 million, respectively, for the three and nine months ended December 31, 2023 were reclassified to “Domestic” from “International” in the table above to conform to the current period presentation.

Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$652.5	$783.7	$184.9	$139.0	$1,760.1

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $46.3 million and $204.2 million, respectively, including variable and fixed fee arrangements, were recognized during the three and nine months ended December 31, 2024 from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the unaudited condensed consolidated balance sheets or Note 18 for accounts receivable, contract assets and deferred revenue balances at December 31, 2024 and March 31, 2024.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	December 31, 2024
	(Amounts in millions)
Provision for doubtful accounts	$7.2	$(0.6)	$2.5	$(1.0)	$8.1

(1)	Represents a measurement period adjustment to the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).

The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues	1,656.3	1,323.7	1,185.3
Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues	1,330.1	1,760.1	1,531.0
Media Networks - Programming Revenues
Domestic	1,365.4	1,395.8	1,428.9
International	211.0	150.7	107.3

	1,576.4	1,546.5	1,536.2
Intersegment eliminations	(545.9)	(775.5)	(648.2)

Total revenues	$4,016.9	$3,854.8	$3,604.3

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,208.3	$486.3	$48.5	$51.0	$1,794.1

Accounts Receivable, Provision for Doubtful Accounts
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$9.2	$0.5	$1.3	$(3.8)	$7.2

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The Company disaggregates its revenues from contracts with customers by category: Home Video and Digital, Broadcast and Licensing and Production and Other. Information by major revenue stream and a reconciliation to reported amounts are as follows:

(In thousands)	2022	2021
Home Video, Digital and Theatrical	$31,803	$46,714
Broadcast and Licensing	242,526	266,965
Production and Other	553,482	607,364

Total revenues	$827,811	$921,043

Summary of Company's Contract Assets are Classified in Combined Balance Sheets
The Company’s contract assets are classified within the following financial statement line items in the Condensed Combined Balance Sheets at October 1, 2023 and December 25, 2022 as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets	$301,599	$319,045
Other	84,025	109,607

Contract assets	$385,624	$428,652

The Company’s contract assets are classified within the following financial statement line items in the Combined Balance Sheets at December 25, 2022 and December 26, 2021 as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets	$319,045	$311,773
Other	109,607	49,710

Contract assets	$428,652	$361,483